Portfolio of Investments
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 45.9%
	Shares	Value ($)
U.S. Large Cap 45.9%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	1,316,046	88,662,051
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	6,562,098	195,681,756
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	6,379,668	88,485,989
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	2,554,418	81,204,936
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,713,911	60,175,430
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	1,984,613	79,364,678
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,817,357	80,491,877
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	5,651,277	157,218,523
Total		831,285,240
Total Equity Funds (Cost $602,616,503)		831,285,240

Exchange-Traded Fixed Income Funds 8.0%

Investment Grade 8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	745,363	76,362,440
Vanguard Intermediate-Term Corporate Bond ETF	910,000	68,868,800
Total		145,231,240
Total Exchange-Traded Fixed Income Funds (Cost $171,021,730)		145,231,240

Fixed Income Funds 26.0%

Investment Grade 26.0%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,040,114	82,027,732
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,149,874	28,191,378
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	5,474,341	40,948,069
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	3,136,651	26,912,466
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	13,236,634	117,938,407
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	10,788,125	96,661,601
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	8,300,115	76,859,063
Total		469,538,716
Total Fixed Income Funds (Cost $573,152,318)		469,538,716

Residential Mortgage-Backed Securities - Agency 8.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/18/2037	2.500%	22,020,000	19,926,380
10/18/2037- 10/13/2052	3.000%	126,600,000	110,950,886
10/13/2052	3.500%	28,000,000	25,197,813
Total Residential Mortgage-Backed Securities - Agency (Cost $162,305,401)			156,075,079

Options Purchased Puts 0.9%
Value ($)
(Cost $13,260,386)	15,185,350

Money Market Funds 17.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(a),(d)	324,679,812	324,517,472
Total Money Market Funds (Cost $324,532,366)		324,517,472
Total Investments in Securities (Cost: $1,846,888,704)		1,941,833,097
Other Assets & Liabilities, Net		(132,002,125)
Net Assets		1,809,830,972
At September 30, 2022, securities and/or cash totaling $27,509,178 were pledged as collateral.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	389	12/2022	USD	70,049,175	—	(2,064,074)
U.S. Long Bond	289	12/2022	USD	36,531,406	—	(3,046,307)
U.S. Treasury 10-Year Note	306	12/2022	USD	34,291,125	—	(1,611,512)
U.S. Treasury 2-Year Note	616	12/2022	USD	126,520,626	—	(1,710,713)
U.S. Treasury 5-Year Note	1,004	12/2022	USD	107,937,844	—	(3,452,862)
U.S. Ultra Treasury Bond	160	12/2022	USD	21,920,000	—	(2,019,567)
Total					—	(13,905,035)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(858)	12/2022	USD	(154,504,350)	16,658,345	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	182,866,620	510	3,100.00	12/15/2023	9,279,475	9,672,150
S&P 500 Index	JPMorgan	USD	78,883,640	220	3,200.00	06/21/2024	3,980,911	5,513,200
Total							13,260,386	15,185,350
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	467,563,046	514,388,888	(657,440,337)	5,875	324,517,472	—	(126,995)	2,475,541	324,679,812
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	119,713,656	2,047,614	(3,832,934)	(29,266,285)	88,662,051	—	1,097,057	—	1,316,046
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	99,622,469	4,404,636	(1,301,983)	(20,697,390)	82,027,732	58,872	(259,144)	2,851,699	10,040,114
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	261,753,036	4,510,595	(6,720,840)	(63,861,035)	195,681,756	—	1,796,974	—	6,562,098
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	33,053,544	385,889	(2,506,166)	(2,741,889)	28,191,378	—	(193,581)	232,128	3,149,874
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	49,956,687	9,214,797	(792,007)	(17,431,408)	40,948,069	1,377,370	(232,620)	1,257,172	5,474,341
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	118,745,126	2,145,747	(3,457,001)	(28,947,883)	88,485,989	—	1,049	—	6,379,668
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	105,623,657	279,058	(8,730,831)	(15,966,948)	81,204,936	—	1,456,882	—	2,554,418
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	32,858,215	926,709	(1,514,930)	(5,357,528)	26,912,466	—	(219,133)	628,433	3,136,651
2	Variable Portfolio – U.S. Flexible Moderate Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Moderate Growth Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Allspring Short Duration Government Fund, Class 1 Shares
	16,481,497	174,106	(17,155,649)	500,046	—	85,272	(1,173,998)	37,018	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	141,699,465	8,771,117	(2,999,849)	(29,532,326)	117,938,407	3,309,797	(408,263)	3,948,112	13,236,634
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	93,568,517	7,366,034	—	(40,759,121)	60,175,430	—	—	—	1,713,911
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	103,111,784	13,809,046	(3,802,445)	(33,753,707)	79,364,678	—	5,647	—	1,984,613
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	104,257,247	54,375	(7,451,832)	(16,367,913)	80,491,877	—	1,616,325	—	2,817,357
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	116,435,069	2,245,438	(3,220,576)	(18,798,330)	96,661,601	—	(490,329)	1,206,587	10,788,125
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	91,408,599	2,838,690	(2,336,255)	(15,051,971)	76,859,063	602,726	(296,268)	1,378,691	8,300,115
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	208,763,783	1,884,194	(4,510,600)	(48,918,854)	157,218,523	—	1,500,332	—	5,651,277
Total	2,164,615,397			(386,946,667)	1,625,341,428	5,434,037	4,073,935	14,015,381

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Moderate Growth Fund | Third Quarter Report 2022	3

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3QT7061_12_A01_(11/22)